CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 88,065	$ 52,307	$ 153,501	$ 72,790
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(2,834)	2,338	2,413	(4,044)
Foreign currency translation adjustment	(6,093)	1,707	(25,079)	10,576
Total other comprehensive (loss) income	(8,927)	4,045	(22,666)	6,532
Comprehensive income	79,138	56,352	130,835	79,322
Comprehensive (income) loss attributable to noncontrolling interests	(6,270)	(10,779)	843	(1,111)
Comprehensive income attributable to Dole plc	$ 72,868	$ 45,573	$ 131,678	$ 78,211